5. Related Party Transactions	4 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
5. Related Party Transactions

On May 24, 2014 our founder, Chairman, and Chief Executive Officer contributed the brands, rights, and ecommerce opportunities of HDIMAX.com and Frontlinewire.com to the Company in exchange for 48,500,000 shares of common stock of the Company. Since we were under control of our founder on the date of the transaction, our founder’s historical cost became the carrying cost of the contributed assets totaling $488.

During the period ended September 30, 2014 we paid our founder, Chairman, and Chief Executive Officer and related entities $211,591 for the development of content and other marketing related expenses. The amount is classified in sales and marketing in the accompanying statement of operations.

For a discussion of notes payable due to related parties for the period ended September 30, 2014 see Note 4.